Capital and Reserves - Schedule of Share Capital and Share Premium (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of classes of share capital [Line Items]
Own shares acquired			(144,131)
Beginning balance		$ 1,405,462	$ 77,609	$ 157,854
Shares issued during the year on exercise of share based awards		44,860	26,849	13,740
Reissue of own shares on conversion of convertible notes			10,627
Issue of ordinary shares on conversion of convertible notes			148,106
Issued in business combination			1,206,293
Ending balance		1,558,932	1,405,462	77,609
Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance		46	21	21
Issue of ordinary shares on conversion of convertible notes			5
Issued in business combination			19
Ending balance		52	46	21
Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance		1,607,373	248,732	242,662
Reissue of own shares on conversion of convertible notes			999
Issue of ordinary shares on conversion of convertible notes			148,101
Issued in business combination			1,191,266
Ending balance		$ 1,960,691	$ 1,607,373	$ 248,732
Ordinary shares [member]
Disclosure of classes of share capital [Line Items]
Beginning balance	[1]	52,706,194	41,706,428
Own shares acquired	[1]		(144,131)
Shares issued during the year on exercise of share based awards	[1]	1,137,232	873,834
Issue of ordinary shares in placement offer, net of issuance costs	[1]	5,500,000
Reissue of own shares on conversion of convertible notes	[1]		659,939
Issue of ordinary shares on conversion of convertible notes	[1]		9,197,089
Issued in business combination	[1]		413,035
Ending balance	[1]	59,343,426	52,706,194	41,706,428
Ordinary shares [member] | Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	[1]	$ 27	$ 21
Shares issued during the year on exercise of share based awards	[1]	1	1
Issue of ordinary shares in placement offer, net of issuance costs	[1]	3
Issue of ordinary shares on conversion of convertible notes	[1]		5
Ending balance	[1]	31	27	$ 21
Ordinary shares [member] | Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	[1]	428,600	248,732
Shares issued during the year on exercise of share based awards	[1]	27,462	18,275
Issue of ordinary shares in placement offer, net of issuance costs	[1]	195,514
Reissue of own shares on conversion of convertible notes	[1]		999
Issue of ordinary shares on conversion of convertible notes	[1]		148,101
Issued in business combination	[1]		12,493
Ending balance	[1]	$ 651,576	$ 428,600	$ 248,732
Class B Shares [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	[1]	38,971,539
Issue of ordinary shares in placement offer, net of issuance costs	[1]	3,666,667
Issued in business combination	[1]		38,971,539
Ending balance	[1]	42,638,206	38,971,539
Class B Shares [Member] | Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	[1]	$ 19
Issue of ordinary shares in placement offer, net of issuance costs	[1]	2
Issued in business combination	[1]		$ 19
Ending balance	[1]	21	19
Class B Shares [Member] | Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	[1]	1,178,773
Issue of ordinary shares in placement offer, net of issuance costs	[1]	130,342
Issued in business combination	[1]		1,178,773
Ending balance	[1]	$ 1,309,115	$ 1,178,773

[1]	Par value of USD 0.0005 per share